Financial Liabilities - Schedule of Change in Financial Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Issues
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	€ 41,176	€ 41,288
First application of IFRS 16	0
Cash received	4,186	4,289
Cash paid	(3,653)	(4,654)
Translation differences and exchange gains and losses	427	533
Fair value adjustment and financial updates	494	(280)
Others movements	6	0
Financial liabilities, ending balance	42,636	41,176
Promissory notes and commercial paper
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	2,454	2,406
First application of IFRS 16	0
Cash received	412	299
Cash paid	(512)	(255)
Translation differences and exchange gains and losses	1	4
Fair value adjustment and financial updates	1	0
Others movements	2	0
Financial liabilities, ending balance	2,358	2,454
Loans and other payables
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	8,555	8,900
First application of IFRS 16	(151)
Cash received	1,138	3,465
Cash paid	(6,076)	(4,161)
Translation differences and exchange gains and losses	55	80
Fair value adjustment and financial updates	25	10
Others movements	942	261
Financial liabilities, ending balance	€ 4,488	€ 8,555